Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss [Abstract]
Comprehensive Income (Loss)

Note 17- Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss included in stockholders' equity are as follows:

	At December 31,
	2012	2011
	(In Thousands)

Net unrealized gain (loss) on securities available for sale	$143	$(52)
Tax effect	(59)	21
Net of tax amount	84	(31)

Benefit plan adjustments	(2,231)	(2,124)
Tax effect	912	868
Net of tax amount	(1,319)	(1,256)

Accumualted other comprehensive loss	$(1,235)	$(1,287)